Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Schedule of post-employee benefits
	For the Year ended December 31
	2020	2019
	USD thousands	USD thousands
Short-term benefits	263	365
Post-employment benefits	265	285

Schedule of defined contribution plan in respect of its employees
	For the Year ended December 31
	2020	2019	2018
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	197	136	95